Share-Based Compensation - Schedule of Key Assumptions are Listed (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Key Assumptions are Listed [Line Items]
Expected volatility	24.00%	24.00%	25.00%
Risk-free interest rate (per annum)	4.60%	5.02%
Exercise multiple (in Dollars per share)	$ 2.2	$ 2.8
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10 years	10 years	10 years
Fair value of the underlying ordinary share (in Dollars per share)	$ 3.45		$ 9.3
Minimum [Member]
Schedule of Key Assumptions are Listed [Line Items]
Risk-free interest rate (per annum)			2.50%
Exercise multiple (in Dollars per share)			$ 2.5
Fair value of the underlying ordinary share (in Dollars per share)		$ 2.15
Maximum [Member]
Schedule of Key Assumptions are Listed [Line Items]
Risk-free interest rate (per annum)			2.80%
Exercise multiple (in Dollars per share)			$ 2.8
Fair value of the underlying ordinary share (in Dollars per share)		$ 4.15